Short-Term Loans	6 Months Ended
Jun. 30, 2025
Short-Term Loans [Abstract]
SHORT-TERM LOANS

NOTE 8 - SHORT-TERM LOANS

On February 21, 2024, Wuxi Mingteng Mould entered into an unsecured short-term loan agreement with Bank of Jiangsu with principal amount of RMB 10 million (approximately $1.4 million), with an annual interest rate of 2.95%. The maturity date of the loan is February 20, 2025. Such loan agreement was renewed in February 2025 with an annual interest rate of 3.30% and maturity date as of February 17, 2026.